Property, Net Property, Net Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Gross	$ 4,726		$ 4,395
Accumulated Depreciation	(1,705)		(1,465)
Property, Net	3,021	[1]	2,930	[1]	2,615	[1]
Asset Impairment Charges	7		0		15
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	148		167
Land and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	107		94
Land and leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	3 years
Land and leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	20 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	614		620
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	40 years
Machinery, equipment, and tooling [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	3,265		3,007
Machinery, equipment, and tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	3 years
Machinery, equipment, and tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	20 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	256		208
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	3 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Estimated Useful Lives	10 years
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Gross	$ 336		$ 299

[1]	Net property data represents property, plant and equipment, net of accumulated depreciation